United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2013

Date of Reporting Period: Quarter ended 01/31/2013

Item 1. Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
January 31, 2013 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—44.4%
	Consumer Discretionary —4.9%
146,600	American Eagle Outfitters, Inc.	$2,962,786
57,200	GameStop Corp.	1,327,040
214,740	Gannett Co., Inc.	4,215,346
26,700	Garmin Ltd.	1,011,663
42,045	McGraw-Hill Cos., Inc.	2,418,429
135,720	Meredith Corp.	4,921,207
77,205	National CineMedia, Inc.	1,179,692
449,580	Regal Entertainment Group	6,712,229
29,940	Six Flags Entertainment Corp.	1,884,424
	TOTAL	26,632,816
	Consumer Staples—7.8%
204,520	Altria Group, Inc.	6,888,234
41,585	ConAgra Foods, Inc.	1,359,414
67,510	Heinz (H.J.) Co.	4,093,131
69,750	Kimberly-Clark Corp.	6,243,323
284,415	Lorillard, Inc.	11,112,094
23,920	Philip Morris International Inc.	2,108,787
236,085	Reynolds American, Inc.	10,383,018
	TOTAL	42,188,001
	Energy—5.4%
98,295	ARC Resources Ltd.	2,312,998
70,199	Baytex Energy Corp.	3,227,718
89,230	Bonavista Energy Corp.	1,205,956
93,680	ConocoPhillips	5,433,440
84,785	Crescent Point Energy Corp.	3,279,532
69,550	Royal Dutch Shell PLC	4,904,666
90,500	Total SA, ADR	4,913,245
74,894	Vermilion Energy Inc.	3,841,565
	TOTAL	29,119,120
	Financials—3.7%
22,100	Bank of Hawaii Corp.	1,062,789
103,185	Cincinnati Financial Corp.	4,379,171
148,420	Hudson City Bancorp, Inc.	1,268,991
94,220	Mercury General Corp.	3,731,112
550,250	Old Republic International Corp.	6,272,850
43,561	RLI Corp.	3,006,145
	TOTAL	19,721,058
	Health Care—7.7%
200,715	Bristol-Myers Squibb Co.	7,253,840
163,250	GlaxoSmithKline PLC, ADR	7,445,833
49,680	Johnson & Johnson	3,672,346
148,415	Lilly (Eli) & Co.	7,968,401
161,385	Merck & Co., Inc.	6,979,901
302,390	Pfizer, Inc.	8,249,199
	TOTAL	41,569,520

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Industrials—2.0%
85,940	Deluxe Corp.	$3,161,732
131,840	Donnelley (R.R.) & Sons Co.	1,212,928
213,160	General Electric Co.	4,749,205
104,290	Pitney Bowes, Inc.	1,502,819
	TOTAL	10,626,684
	Information Technology—0.7%
18,805	CA, Inc.	466,740
61,990	Intel Corp.	1,304,270
10,505	KLA-Tencor Corp.	576,830
43,540	Seagate Technology	1,479,489
	TOTAL	3,827,329
	Materials—1.3%
34,950	Barrick Gold Corp.	1,115,604
89,420	LyondellBasell Industries NV, Class A	5,671,016
	TOTAL	6,786,620
	Telecommunication Services—7.6%
241,970	AT&T, Inc.	8,418,136
150,090	BCE, Inc.	6,666,998
259,465	CenturyLink, Inc.	10,495,359
359,800	Frontier Communications Corp.	1,644,286
113,725	Telecom of New Zealand, ADR	1,151,807
223,230	Verizon Communications	9,735,060
112,590	Vodafone Group PLC, ADR	3,075,959
	TOTAL	41,187,605
	Utilities—3.3%
77,160	Ameren Corp.	2,503,071
26,220	American Electric Power Co., Inc.	1,187,504
47,075	DTE Energy Co.	2,980,318
31,100	Integrys Energy Group, Inc.	1,700,859
94,330	National Grid PLC, ADR	5,180,604
10,030	Pinnacle West Capital Corp.	535,401
53,415	PPL Corp.	1,617,940
97,900	Scottish & Southern Energy PLC, ADR	2,225,267
	TOTAL	17,930,964
	TOTAL COMMON STOCKS (IDENTIFIED COST $204,426,035)	239,589,717
	MUNICIPAL BONDS—52.5%
	Alabama—0.8%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.750%, 10/01/2030	2,333,840
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.000%, 10/01/2040	820,855
1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,402,606
	TOTAL	4,557,301
	Arizona—0.6%
1,545,000	Apache County, AZ IDA, (Tucson Electric Power Co.), PCRBs (Series 2012A), 4.500%, 03/01/2030	1,603,308
1,250,000	Arizona Transportation Board - Highway Revenue, Subordinated Highway Revenue Bonds (Series 2013A), 5.000%, 07/01/2023	1,555,825
	TOTAL	3,159,133
	California—4.3%
1,000,000	Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 10/01/2023	1,234,560

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Dignity Health (Catholic Healthcare West)), Mandatory Tender 7/1/2014	$601,755
1,000,000	California State Public Works Board, Lease Revenue Bonds (Series 2012G), 5.000%, 11/01/2037	1,105,540
3,000,000	California State, UT GO Bonds, 5.000%, 11/01/2022	3,510,840
2,500,000	California State, Various Purpose Refunding GO Bonds, 5.000%, 02/01/2038	2,839,025
2,000,000	California Statewide CDA, (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 08/15/2031	2,356,540
1,300,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.000%, (Citigroup, Inc. GTD), 11/01/2034	1,862,939
2,000,000	San Diego County, CA Regional Airport Authority, Senior Airport Revenue Bonds (Series 2013A), 5.000%, 07/01/2043	2,305,220
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,577,140
2,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.000%, 03/01/2031	2,222,960
1,545,000	Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,633,621
	TOTAL	23,250,140
	Colorado—1.4%
2,500,000	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012A), 5.000%, 12/01/2033	2,672,100
600,000	Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.000%, 11/15/2030	684,762
430,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, (United States Treasury & Agency PRF 11/1/2018@100), 11/01/2027	534,374
1,160,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, 11/01/2027	1,367,373
1,231,000	Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,317,921
1,000,000	Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,106,690
	TOTAL	7,683,220
	District of Columbia—1.7%
2,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/01/2019	2,479,820
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (United States Treasury & Agency PRF 6/1/2015@100), 06/01/2025	5,533,000
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,136,290
	TOTAL	9,149,110
	Florida—2.9%
630,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	645,870
1,055,000	Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), Revenue Refunding Bonds (Series 2012A), 5.000%, 04/01/2027	1,171,577
3,000,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	3,270,690
665,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2021	817,066
1,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2029	1,175,890
1,250,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.000%, 10/01/2029	1,469,862
1,750,000	Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Refunding Bonds (Series 2012), 5.000%, 11/15/2029	1,925,788
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,291,972
300,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	300,654
1,555,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,535,189
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,580,370
455,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	472,854
	TOTAL	15,657,782
	Georgia—2.2%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	6,050,000
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,676,860
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	669,329

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$1,500,000		DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), Revenue Anticipation Certificates (Series 2009), 5.000%, 11/15/2024	$1,717,740
		TOTAL	12,113,929
		Guam—0.2%
565,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	632,280
500,000		Guam Power Authority, Revenue Bonds (Series 2012A), 5.000%, 10/01/2034	557,735
		TOTAL	1,190,015
		Hawaii—0.3%
1,250,000		Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,464,588
		Illinois—2.6%
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,297,268
1,000,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.750%, 01/01/2039	1,177,830
1,390,000		Chicago, IL, UT GO Bonds (Project Series 2011A), 5.250%, 01/01/2035	1,554,854
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	416,316
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	1,007,620
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	798,849
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	518,412
460,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 08/01/2025	519,248
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 06/15/2050	1,702,770
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.000%, 06/01/2028	2,642,002
2,000,000		University of Illinois, Auxiliary Facilities System Revenue Bonds (Series 2011A), 5.500%, 04/01/2031	2,334,460
		TOTAL	13,969,629
		Indiana—1.6%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,578,875
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/01/2029	1,667,804
1,095,000		Indiana State Finance Authority, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.000%, 06/01/2032	1,168,102
2,128,470	[1,2]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	255,757
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.250%, 01/01/2021	3,077,725
		TOTAL	8,748,263
		Iowa—0.5%
1,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	888,475
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 06/01/2038	1,900,420
		TOTAL	2,788,895
		Kansas—0.5%
2,605,000		Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,911,348
		Kentucky—0.8%
1,500,000		Kentucky Turnpike Authority, Economic Development Road Revenue & Revenue Refunding Bonds (Series 2011A), 5.000%, 07/01/2019	1,840,605
2,000,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.000%, 12/01/2035	2,259,120
		TOTAL	4,099,725
		Louisiana—0.3%
750,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 07/01/2036	857,333

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—continued
$470,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	$518,466
		TOTAL	1,375,799
		Maine—0.2%
900,000		Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.750%, 07/01/2041	1,092,582
		Maryland—0.4%
530,000		Maryland State EDC (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 09/01/2025	591,973
925,000		Maryland State EDC, (Ports America Chesapeake, Inc. ), Revenue Bonds (Series B), 5.750%, 06/01/2035	1,055,971
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	522,485
		TOTAL	2,170,429
		Massachusetts—1.4%
665,000		Massachusetts Development Finance Agency, (Covanta Energy Corp.), Resource Recovery Refunding Revenue Bonds (Series 2012B), 4.875%, 11/01/2042	681,226
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,726,712
2,500,000		Massachusetts School Building Authority, Sales Tax Revenue Refunding Bonds (Series 2012A), 5.000%, 08/15/2022	3,174,450
		TOTAL	7,582,388
		Michigan—1.2%
2,500,000		Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Refunding Revenue Bonds (Series 2006A), 5.250%, 11/15/2032	2,672,175
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,036,260
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,157,270
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.000%, 07/01/2030	1,598,370
		TOTAL	6,464,075
		Missouri—0.7%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, (United States Treasury PRF 6/1/2014@100), 12/01/2019	1,597,320
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,028,740
		TOTAL	3,626,060
		Nebraska—0.5%
2,000,000		Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.000%, (Goldman Sachs & Co. GTD), 09/01/2042	2,193,480
465,000		Nebraska Investment Finance Authority, SFH Revenue Bonds (Series 2010A), 5.700%, 09/01/2031	474,142
		TOTAL	2,667,622
		Nevada—0.4%
485,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	395,241
2,000,000		Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,006,880
		TOTAL	2,402,121
		New Jersey—1.9%
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2020	2,340,840
600,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2023	700,962
1,580,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds (Series 2004), 5.750%, (United States Treasury PRF 6/15/2014@100), 06/15/2029	1,698,547
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.000%, 06/15/2022	1,208,260
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 06/15/2035	1,477,728
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,119,022
		TOTAL	10,545,359
		New Mexico—0.1%
500,000	[3,4]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	498,785

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—5.0%
$2,000,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375%, 07/15/2043	$2,365,760
2,000,000	Erie County, NY IDA, (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 05/01/2020	2,427,660
1,500,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 02/15/2047	1,789,965
3,000,000	Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2013A), 5.000%, 11/15/2038	3,416,460
4,000,000	New York City, NY IDA, (Yankee Stadium LLC), CPI Pilot Revenue Bonds (Series 2006), (FGIC INS), 2.584%, 03/01/2021	3,917,800
5,000,000	New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,993,450
2,500,000	New York Liberty Development Corporation, (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,965,950
1,250,000	New York State Thruway Authority, (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.000%, 01/01/2037	1,418,125
2,000,000	New York State, UT GO Bonds (Series 2011A), 5.000%, 02/15/2020	2,484,960
	TOTAL	26,780,130
	North Carolina—0.7%
2,000,000	North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,976,160
1,535,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,789,380
	TOTAL	3,765,540
	Ohio—2.8%
2,850,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,183,108
1,680,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 06/01/2047	1,632,674
1,000,000	Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.000%, 01/01/2031	1,121,340
2,335,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.000%, 01/01/2038	2,664,095
1,000,000	Lorain County, OH Port Authority, (United States Steel Corp.), Recovery Zone Facility Revenue Bonds (Series 2010), 6.750%, 12/01/2040	1,100,620
1,000,000	Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.000%, 11/15/2041	1,218,120
2,545,000	Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.700%, 08/01/2020	3,059,854
375,000	Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	391,406
400,000	Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	516,896
	TOTAL	14,888,113
	Oklahoma—0.2%
1,000,000	Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.250%, 11/01/2045	1,136,950
	Pennsylvania—3.5%
1,300,000	Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,363,037
2,785,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 05/01/2042	2,982,819
1,000,000	Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.250%, 10/15/2032	1,006,720
1,250,000	Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013A-2), 5.000%, 06/01/2030	1,452,150
2,120,000	Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	2,342,854
1,000,000	Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.250%, 08/15/2024	1,115,050
2,500,000	Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.500%, 08/15/2035	2,739,200
250,000	Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (United States Treasury PRF 11/1/2013@100), 11/01/2026	258,962
500,000	Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (United States Treasury PRF 11/1/2013@100), 11/01/2022	519,800
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.500%, 12/01/2041	3,328,980

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$500,000	Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	$507,870
1,110,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 07/01/2042	1,212,076
	TOTAL	18,829,518
	Puerto Rico—1.0%
2,310,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.250%, 07/01/2042	2,272,486
850,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University of Puerto Rico), Higher Education Revenue Refunding Bonds, 5.000%, 10/01/2019	952,161
2,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2010A), 5.500%, 08/01/2037	2,145,000
	TOTAL	5,369,647
	South Carolina—0.6%
2,200,000	Georgetown County, SC Environmental Improvements, (International Paper Co.), Refunding Revenue Bonds, 5.700%, 04/01/2014	2,304,830
710,000	Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	710,682
	TOTAL	3,015,512
	South Dakota—0.7%
4,020,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.500%, 06/01/2032	4,064,461
	Tennessee—0.5%
1,000,000	Johnson City, TN Health & Education Facilities Board, (Mountain States Health Alliance), Hospital Revenue Bonds (Series 2012A), 5.000%, 08/15/2042	1,095,250
1,280,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.250%, (Goldman Sachs & Co. GTD), 09/01/2023	1,491,571
	TOTAL	2,586,821
	Texas—5.2%
1,545,000	Bexar County, TX HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,573,706
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.250%, 01/01/2046	2,359,180
500,000	Clifton Higher Education Finance Corporation, TX, (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 08/15/2042	544,285
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/01/2035	2,251,120
1,000,000	Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,058,100
3,570,000	Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	4,122,814
5,000,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012F), 5.000%, 11/15/2033	5,868,550
265,000	Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875%, 05/15/2041	336,990
1,665,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.000%, 01/01/2038	1,849,715
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	2,018,600
2,965,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.250%, (Merrill Lynch & Co., Inc. GTD), 12/15/2026	3,520,967
2,205,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	2,377,277
	TOTAL	27,881,304
	Virginia—2.2%
1,000,000	Chesapeake, VA, (Chesapeake, VA Transportation System), Senior Toll Road Revenue Bonds (Series 2012A), 5.000%, 07/15/2047	1,066,870
2,035,000	Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.000%, 07/01/2052	2,186,974
4,485,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Agency PRF 6/1/2015@100), 06/01/2037	4,990,280
2,400,000	Virginia College Building Authority, (Public Higher Education Financing Program), Educational Facilities Revenue Bonds (Series 2012B), 4.000%, 09/01/2026	2,697,000
1,170,000	Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,185,924
	TOTAL	12,127,048
	Washington—1.1%
3,650,000	Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	4,135,414

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Washington—continued
$1,615,000	Washington State Health Care Facilities Authority, (Kadlec Regional Medical Center), Revenue Bonds (Series 2012), 5.000%, 12/01/2042	$1,692,423
	TOTAL	5,827,837
	West Virginia—0.2%
1,000,000	Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	1,018,250
	Wisconsin—1.0%
4,665,000	Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	5,631,168
	Wyoming—0.3%
1,250,000	Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 05/01/2037	1,374,825
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $264,398,224)	283,465,422
	SHORT-TERM MUNICIPALS—3.1%[5]
	Florida—1.6%
2,450,000	Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs, (Bank of America N.A. LOC), 0.16%, 2/1/2013	2,450,000
6,000,000	Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.12%, 2/1/2013	6,000,000
	TOTAL	8,450,000
	Massachusetts—0.3%
1,500,000	Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs, (Bank of America N.A. LIQ), 0.14%, 2/1/2013	1,500,000
	New York—0.8%
4,200,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-2) Daily VRDNs, (Bank of America N.A. LIQ), 0.14%, 2/1/2013	4,200,000
	Pennsylvania—0.4%
900,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 0.60%, 2/7/2013	900,000
1,600,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 0.40%, 2/7/2013	1,600,000
	TOTAL	2,500,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	16,650,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $485,474,259)[6]	539,705,139
	OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	(244,980)
	TOTAL NET ASSETS—100%	$539,460,159
At January 31, 2013, the Fund had no outstanding futures contracts.
The average notional value of futures contracts held by the Fund throughout the period was $1,666,113. This is based on amounts held as of each month-end throughout the three month period.
At January 31, 2013, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, this restricted security amounted to $498,785, which represented 0.1% of total net assets.

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, this liquid restricted security amounted to $498,785, which represented 0.1% of total net assets.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	At January 31, 2013, the cost of investments for federal tax purposes was $485,399,111. The net unrealized appreciation of investments for federal tax purposes was $54,306,028. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,645,981 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,339,953.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of a security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price valuation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$180,879,798	$—	$—	$180,879,798
International	58,709,919	—	—	58,709,919
Debt Securities:
Municipal Bonds	—	283,465,422	—	283,465,422
Short-Term Municipals	—	16,650,000	—	16,650,000
TOTAL SECURITIES	$239,589,717	$300,115,422	$—	$539,705,139
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CDA	—Community Development Administration
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDRBs	—Economic Development Revenue Bonds
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDFA	—Industrial Development Finance Authority
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SFH	—Single Family Housing
SID	—Special Improvement District
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2013